Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 210,222			£ 177,802
Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35,000,000,000		€ 35,000,000,000	€ 35,000,000,000
Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,218	£ 0
Internal and external redemptions	35	76
External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	2,800	4,182
Internal and external redemptions	1,166	1,147
Holmes | Internal | Mortgage-backed master trust structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	118	0
Internal and external redemptions	30	42
Holmes | External | Mortgage-backed master trust structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	750	0
Internal and external redemptions	142	114
Fosse | Internal | Mortgage-backed master trust structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	34
Fosse | External | Mortgage-backed master trust structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	185
Motor | Internal | Other asset-backed securitisation structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Motor | External | Other asset-backed securitisation structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	7	21
Repton | Internal | Other asset-backed securitisation structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Repton | External | Other asset-backed securitisation structures
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	550	0
Internal and external redemptions	0	0
Euro 35bn Global Covered Bond Programme | Internal | Covered bond programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,100	0
Internal and external redemptions	5	0
Euro 35bn Global Covered Bond Programme | External | Covered bond programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,500	4,182
Internal and external redemptions	£ 1,017	£ 827